Fair Value Measurement - Level 3 Inputs (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Quantitative information about Level 3 fair value measurements
Impairment recognized	¥ 0	¥ 0	¥ 0
Realized gain on exercise of put option	¥ 633
Annualized interest
Quantitative information about Level 3 fair value measurements
Put option	7.5
Level 3 | Black - Scholes pricing model | Annual risk free rate
Quantitative information about Level 3 fair value measurements
Put option		5.25
Level 3 | Black - Scholes pricing model | Dividend yield
Quantitative information about Level 3 fair value measurements
Put option		0
Level 3 | Black - Scholes pricing model | Volatility
Quantitative information about Level 3 fair value measurements
Put option		41.00